Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current
Cash	$ 4,889,824	$ 179,153
Accounts receivable	264,866	24,482
Prepaid expenses	81,748	38,382
Inventory	17,681	21,848
Total current assets	5,254,119	263,865
Promissory note	0	122,573
Property and equipment	1,590,047	797,423
Intangible assets	303,907	254,640
Goodwill	2,082,146	117,218
Total assets	9,230,219	1,555,719
Current
Accounts payable and accrued liabilities	3,442,725	1,874,990
Current portion of loans payable	992,070	761,711
Current portion of notes payable	708,361	969,891
Convertible debentures payable	0	427,320
Convertible notes payable	200,530	192,717
Current portion of lease liability	241,138	219,800
Current portion of warrant liability	1,416,113	0
Conversion feature	0	2,795
Total current liabilities	7,000,937	4,449,224
Loans payable	1,140,157	0
Lease liability	255,248	515,096
Deferred revenue	26,694	0
Warrant liability	6,297,584	106,312
Total liabilities	14,720,620	5,070,632
EQUITY
Issued capital	22,969,566	7,827,310
Share subscriptions receivable	(745,531)	0
Shares to be issued	60,287	22,050
Contributed surplus	2,223,269	1,501,361
Warrant reserve	80,638	146,685
Deficit	(30,078,630)	(13,012,319)
Total shareholders' deficit	(5,490,401)	(3,514,913)
Total liabilities and shareholders' deficit	$ 9,230,219	$ 1,555,719